Shareholders' Equity (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shareholders' Equity [Abstract]
Exercise price | $ / shares	$ 10
Warrants outstanding | shares	5,000 [1]
Weighted average remaining Contractual life (years)	7 months 2 days

[1]	All warrants are exercisable as of December 31, 2015.